Future Scheduled Repayments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
TL Revolving Credit Facility
Debt Instrument [Line Items]
2017 and thereafter	$ 352,500
Long Term Debt, Carrying Amount, Total	352,500
TW Revolving Credit Facility
Debt Instrument [Line Items]
2017 and thereafter	88,940
Long Term Debt, Carrying Amount, Total	88,940
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
2015	108,471
Long Term Debt, Carrying Amount, Total	108,471
2005-1 Bonds
Debt Instrument [Line Items]
2013	51,500
2014	51,500
2015	21,458
Long Term Debt, Carrying Amount, Total	124,458
2011-1 Bonds
Debt Instrument [Line Items]
2013	40,000
2014	40,000
2015	40,000
2016	40,000
2017 and thereafter	180,000
Long Term Debt, Carrying Amount, Total	340,000
Bonds Twenty Twelve Dash One
Debt Instrument [Line Items]
2013	40,000
2014	40,000
2015	40,000
2016	40,000
2017 and thereafter	213,333
Long Term Debt, Carrying Amount, Total	373,333
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
2014	50,983
2015	87,400
2016	87,400
2017 and thereafter	648,217
Long Term Debt, Carrying Amount, Total	$ 874,000